Revenue- Breakdown by segment (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Revenue breakdown
Revenue	¥ 853,062	$ 134,567	¥ 717,289	¥ 509,711
Sun Art Retail Group Limited
Revenue breakdown
Revenue			42,900
Customer management services
Revenue breakdown
Revenue	379,999		363,381	297,592
China commerce
Revenue breakdown
Revenue	592,705		501,683	351,977
China commerce | Retail
Revenue breakdown
Revenue	575,993		487,361	339,550
China commerce | Retail | Customer management services
Revenue breakdown
Revenue	315,038		304,543	244,479
China commerce | Retail | Direct sales and others
Revenue breakdown
Revenue	260,955		182,818	95,071
China commerce | Wholesale
Revenue breakdown
Revenue	16,712		14,322	12,427
International commerce
Revenue breakdown
Revenue	61,078		48,851	33,917
International commerce | Retail
Revenue breakdown
Revenue	42,668		34,455	24,323
International commerce | Wholesale
Revenue breakdown
Revenue	18,410		14,396	9,594
Local consumer services
Revenue breakdown
Revenue	43,491		35,442	29,660
Cainiao
Revenue breakdown
Revenue	46,107		37,258	22,233
Cloud
Revenue breakdown
Revenue	74,568		60,558	40,301
Digital media and entertainment
Revenue breakdown
Revenue	32,272		31,186	29,094
Innovation initiatives and others
Revenue breakdown
Revenue	¥ 2,841		¥ 2,311	¥ 2,529